Fair Value Measurement	12 Months Ended
Jan. 31, 2021
Disclosure of detailed information about profit loss from operating activities in connection with specific expenses [Text Block]
Fair Value Measurement
35	Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

●	Financial assets - derivative financial instruments
●	Financial liabilities - derivative financial instruments
●	Financial liabilities – convertible notes with embedded derivatives
●	Financial liabilities – Phantom Warrants

Fair value hierarchy

IFRS 13 Fair Value Measurement requires all assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3	Unobservable inputs for the asset or liability.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 January 2021	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Financial derivative liabilities	-	629	-	-
Phantom warrant liabilities		11,642	-

31 January 2020	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Financial derivative liabilities	-	-	-	-

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorised within level 2

The fair value of the derivative on convertible notes and the fair value accrual for phantom warrants has been determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate. The Group used valuations specialists to perform these valuations.

Fair value measurements using significant unobservable movements (level 3)

For the years ended 31 January 2021 and 31 January 2020, there were no financial instruments that were level 3.